Going Concern Disclosure (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022	Jun. 30, 2022
Net income (loss) attributable to Bergio International, Inc.		$ 2,269,691	$ 2,638,556
NET CASH USED IN OPERATING ACTIVITIES		1,920,719	$ 2,179,237
Accumulated deficit		19,605,358		$ 14,452,396
Working capital (deficit)		$ 813,541
Net proceeds from sale of preferred stock	$ 1,555,000
Aphrodite Marketing And Gear Bubble Tech
Majority owners percentage					51.00%